Property and Equipment, Net	12 Months Ended
Dec. 31, 2021
Property Plant And Equipment [Abstract]
Property and Equipment, Net

5. Property and Equipment, net

Property and equipment, net consisted of the following (in thousands):

	December 31,
	2021	2020
Lab equipment	$7,505	$4,644
Leasehold improvements	7,021	6,960
Office equipment and computers	1,561	1,168
Fixtures and fittings	757	706
Assets under construction	5,351	1,275
	22,195	14,753
Less: Accumulated depreciation	(4,452)	(1,384)
	$17,743	$13,369

Depreciation expense was $3.3 million, $0.8 million and $0.3 million for the years ended December 31, 2021, 2020 and 2019, respectively.